INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax benefits:
Current income tax expenses	$ (292,436)	$ (200,040)	$ 0
Deferred income tax benefits	7,149,616	2,433,497	1,249,696
Total	6,857,180	2,233,457	1,249,696
Current:
Accruals				$ 2,011,300	$ 1,879,890
Valuation allowance				(10,595,656)	(7,457,437)
Non-current:
Net operating loss carry forwards				8,741,138	5,797,149
Total deferred tax assets				156,782	219,602
Deferred tax liabilities
Acquired intangible assets				2,565,985	9,068,560
Total deferred tax liabilities				2,565,985	9,068,560
Net operating losses carry forwards				10,196,547	8,744,032	$ 8,064,039
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Net loss before provision for income taxes	$ (168,756,159)	$ (27,526,602)	$ (105,895,819)
Statutory tax rates in the PRC	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (42,189,040)	$ (6,881,651)	$ (26,473,955)
Expenses not deductible for tax purposes:
Goodwill impairment loss	31,813,203	0	21,483,693
Entertainment expenses exceeded tax limit	11,783	21,533	7,687
Other expenses exceeded tax limit	0	0	226,428
Effect of income tax rate difference in other jurisdiction	102,670	633,997	1,551,150
Changes in unrecognized tax benefits	292,436	200,040	0
Changes in valuation allowance	3,111,768	3,792,624	1,955,301
Income tax benefits	(6,857,180)	(2,233,457)	(1,249,696)
Roll-forward of Unrecognized Tax Benefits
Balance at beginning of the year	271,019	70,979
Addition based on tax positions related to the current year	292,436	200,040
Balance at end of the year	563,455	271,019	70,979
Unrecognized Tax Benefits	$ 271,019	$ 271,019	$ 70,979	563,455	271,019	70,979
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				304,923	124,651
Unrecognized Tax Benefits, Interest on Income Taxes Accrued				26,785	0	$ 0
Deferred Tax Assets, Valuation Allowance				$ 10,595,656	$ 7,457,437
HONG KONG
Roll-forward of Unrecognized Tax Benefits
Effective Income Tax Rate Reconciliation, Percent	16.50%
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory tax rates in the PRC	25.00%